Consolidated Statement of Changes in Members' Capital (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Changes In Members Capital
Members' capital, beginning balance				$ 1,830				$ 2,476	$ 1,830	$ 2,476
Net income	22	24	55	11	0	70	92	147	122	309
Distributions to members									(50)	(955)
Members' capital, ending balance	$ 1,902				$ 1,830				$ 1,902	$ 1,830